Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2021
Registrant Name	dei_EntityRegistrantName	Prudential Investment Portfolios 4
CIK	dei_EntityCentralIndexKey	0000807394
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 28, 2021
Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2021
Prospectus Date	rr_ProspectusDate	Jun. 28, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
PGIM Muni High Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PRHAX
PGIM Muni High Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHICX
PGIM Muni High Income Fund | Z
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIZX
PGIM Muni High Income Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PHIQX